OPERATING EXPENSES BEFORE CREDIT IMPAIRMENT CHARGES, PROVISIONS AND CHARGES - Parent	12 Months Ended
Dec. 31, 2024
Operating Expenses Before Credit Impairment Losses Provision And Charges [Line Items]
OPERATING EXPENSES BEFORE CREDIT IMPAIRMENT CHARGES, PROVISIONS AND CHARGES	6. OPERATING EXPENSES BEFORE CREDIT IMPAIRMENT CHARGES, PROVISIONS
AND CHARGES
For the year ended 31 December

			Group
	2024	2023	2022
	£m	£m	£m
Staff costs:
Wages and salaries	882	854	761
Performance-related payments	166	164	173
Social security costs	123	116	112
Pensions costs: – defined contribution plans	79	71	60
–defined benefit plans	13	13	28
Other share-based payments	4	4	1
Other personnel costs	33	42	44
	1,300	1,264	1,179
Other administration expenses	974	931	894
Depreciation, amortisation and impairment	303	290	297
	2,577	2,485	2,370
Staff costs
Performance-related payments include bonuses paid in cash and share awards granted under the arrangements described in Note 35. Included in this are equity-
settled share-based payments, none of which related to option-based schemes. These are disclosed in the table below as ‘Shares awards’. Performance-related payments above include amounts related to deferred performance awards as follows:

	Costs recognised in 2024			Costs expected to be recognised in 2025 or later
	Arising from awards in current year	Arising from awards in prior year	Total	Arising from awards in current year	Arising from awards in prior year	Total
	£m	£m	£m	£m	£m	£m
Cash	3	5	8	7	7	14
Shares	2	5	7	6	7	13
	5	10	15	13	14	27
The following table shows the amount of bonus awarded to employees for the performance year 2024. In the case of deferred cash and shares awards, the final amount paid to an employee is influenced by forfeiture provisions and any performance conditions to which the awards are subject. The deferred shares award amount is based on the fair value of the awards at the date of grant.

	Expenses charged in the year		Expenses deferred to future periods		Total
	2024	2023	2024	2023	2024	2023
	£m	£m	£m	£m	£m	£m
Cash award – not deferred	142	142	—	—	142	142
–deferred	8	7	14	12	22	19
Shares award – not deferred	9	8	—	—	9	8
–deferred	7	7	13	11	20	18
Total discretionary bonus	166	164	27	23	193	187
Other share-based payments consist of options granted under the Employee Sharesave scheme which comprise the Santander UK group’s cash-settled share-
based payments. For more, see Note 35.
The average number of full-time equivalent staff in the year is set out in Note 2.
Depreciation, amortisation and impairment
In 2024, depreciation, amortisation and impairment included depreciation of £75m (2023: £64m, 2022: £73m) on operating lease assets (where the Santander UK group is the lessor) with a carrying amount of £574m at 31 December 2024 (2023: £488m, 2022: £577m). It also included depreciation of £19m (2023: £30m,
2022: £19m) on right-of-use assets with a carrying amount of £81m at 31 December 2024 (2023: £93m, 2022: £115m).
Other administration expenses includes £18m (2023: £19m, 2022: £21m) related to short-term leases.
In 2024, depreciation, amortisation and impairment included an impairment charge of £nil (2023: £25m, 2022: £10m) associated with branch and head office site closures as part of our transformation. For more, see Note 20.

Santander UK Group Holdings plc
Operating Expenses Before Credit Impairment Losses Provision And Charges [Line Items]
OPERATING EXPENSES BEFORE CREDIT IMPAIRMENT CHARGES, PROVISIONS AND CHARGES	42.2. OPERATING EXPENSES BEFORE CREDIT IMPAIRMENT CHARGES,
PROVISIONS AND CHARGES
These comprise wages and salaries of £7m (2023: £7m) recharged by the operating company, Santander UK plc. In 2024 and 2023, the Company had no full-
time staff as they are all employed by Santander UK plc.